Share -Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

The following table summarizes the stock option activity:

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Granted	—	$—
Cancelled/Forfeited	(335,646)	$0.51
Exercised	—	$—
Outstanding at June 30, 2024	1,363,108	$6.46	1.9	$—
Exercisable at June 30, 2024	1,363,108	$6.46	1.9	$—

The following table summarizes the stock option activity:

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	(52,213)	$8.05
Exercised	—	$—
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Exercisable at December 31, 2023	1,525,334	$4.97	1.6	$—

Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions	The fair value was determined using a Black-Scholes option pricing model with the following weighted average assumptions:

Six Months Ended June 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options modified during the year ended December 31, 2023:

Year Ended December 31,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of stock options during the year ended December 31, 2022:

Year Ended December 31,
2022
Expected volatility	75.1%
Risk-free interest rate	1.81%
Expected term (in years)	7.0
Expected dividend yield	0%

Schedule of Share-Based Compensation Expense

The following table summarizes information related to share-based compensation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$—	$98,385	$19,027	$200,873
General and administrative	—	35,052	11,482	97,571
Total equity-based compensation	$—	$133,437	$30,509	$298,444

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2023	2022
Research and development	$95,938	$380,631
General and administrative	179,480	179,429
Total equity-based compensation	$275,418	$560,060